Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On: ($)		Net Income ($ in thousands)	Return on Average Equity
(a)	(b)	(c)	(d)	(e)	Total Shareholder Return (f)	Peer group total shareholder return (g)	(h)	(i)
2024	$1,615,962	$1,633,120	$756,274	$760,757	$181.84	$143.89	$31,846	10.94%
2023	$1,568,693	$1,671,266	$827,502	$853,513	$197.72	$126.69	$31,688	12.23%
2022	$970,674	$1,015,267	$582,935	$624,482	$170.08	$127.19	$35,752	14.35%
2021	$695,578	$730,481	$419,314	$430,769	$129.70	$136.65	$27,834	10.52%
Column (b).   Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), President and Chief Executive Officer, James P. Helt, for the respective years shown.
Column (c).   Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2024	2023	2022	2021
Summary Compensation Table Total	$1,615,962	$1,568,693	$970,674	$695,578
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$15,995	$51,547	$—	$18,448
Plus: service cost for pension plans	$24,250	$20,906	$28,745	$29,565
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$300,300	$288,750	$95,500	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$225,026	$314,688	$77,454	$19,366
Plus: fair value of awards granted during the year that vest during the year	$100,100	$96,250	$31,833	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(15,924)	$4,959	$—	$3,795
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	$—	$4,959	$—	$—
Plus: dividends or other earnings paid during year prior to vesting date of award	$—	$1,108	$2,061	$625
Compensation Actually Paid	$1,633,120	$1,671,266	$1,015,267	$730,481
Column (d).   Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2024 are Messrs. Weber, Seibel and Fulk and Ms. Laub, for 2023 are Mr. Seibel and Ms. Laub, for 2022 are Mr. Seibel and Lynda L. Glass, and for 2021 are Ms. Glass and David W. Cathell.
Column (e).   Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2024	2023	2022	2021
Summary Compensation Table Total	$756,274	$827,502	$582,935	$419,314
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$14,723	$60,539	$—	$21,936
Plus: service cost for pension plans	$13,835	$24,521	$33,644	$18,765
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$125,330	$118,000	$47,625	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$93,915	$134,660	$38,626	$11,908
Plus: fair value of awards granted during the year that vest during the year	$41,777	$39,333	$15,875	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(4,991)	$2,714	$—	$2,334
	2024	2023	2022	2021
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	$—	$2,714	$—	$—
Plus: dividends or other earnings paid during year prior to vesting date of award	$—	$607	$1,028	$385
Compensation Actually Paid	$760,757	$853,513	$624,482	$430,769
Column (f) and (g).   Total shareholder return (“TSR”) shows the value at year-end assuming the investment of $100 on December 31, 2020, and the reinvestment of dividends during the measurement periods. TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Peer TSR represents the KBW Regional Banking Total Return Index, which is used by ACNB for purposes of compliance with Item 201(e) of Regulation S-K.
Column (h).   Reflects “Net Income” reported in the Corporation’s Consolidated Statements of Income for each year.
Column (i).   The Corporation has identified Return on Average Equity as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Corporation’s performance. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote
Column (d).   Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2024 are Messrs. Weber, Seibel and Fulk and Ms. Laub, for 2023 are Mr. Seibel and Ms. Laub, for 2022 are Mr. Seibel and Lynda L. Glass, and for 2021 are Ms. Glass and David W. Cathell.

Peer Group Issuers, Footnote
Column (f) and (g).   Total shareholder return (“TSR”) shows the value at year-end assuming the investment of $100 on December 31, 2020, and the reinvestment of dividends during the measurement periods. TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Peer TSR represents the KBW Regional Banking Total Return Index, which is used by ACNB for purposes of compliance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 1,615,962	$ 1,568,693	$ 970,674	$ 695,578
PEO Actually Paid Compensation Amount	$ 1,633,120	1,671,266	1,015,267	730,481
Adjustment To PEO Compensation, Footnote
Column (c).   Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2024	2023	2022	2021
Summary Compensation Table Total	$1,615,962	$1,568,693	$970,674	$695,578
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$15,995	$51,547	$—	$18,448
Plus: service cost for pension plans	$24,250	$20,906	$28,745	$29,565
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$300,300	$288,750	$95,500	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$225,026	$314,688	$77,454	$19,366
Plus: fair value of awards granted during the year that vest during the year	$100,100	$96,250	$31,833	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(15,924)	$4,959	$—	$3,795
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	$—	$4,959	$—	$—
Plus: dividends or other earnings paid during year prior to vesting date of award	$—	$1,108	$2,061	$625
Compensation Actually Paid	$1,633,120	$1,671,266	$1,015,267	$730,481

Non-PEO NEO Average Total Compensation Amount	$ 756,274	827,502	582,935	419,314
Non-PEO NEO Average Compensation Actually Paid Amount	$ 760,757	853,513	624,482	430,769
Adjustment to Non-PEO NEO Compensation Footnote
Column (e).   Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2024	2023	2022	2021
Summary Compensation Table Total	$756,274	$827,502	$582,935	$419,314
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$14,723	$60,539	$—	$21,936
Plus: service cost for pension plans	$13,835	$24,521	$33,644	$18,765
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$125,330	$118,000	$47,625	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$93,915	$134,660	$38,626	$11,908
Plus: fair value of awards granted during the year that vest during the year	$41,777	$39,333	$15,875	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(4,991)	$2,714	$—	$2,334
	2024	2023	2022	2021
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	$—	$2,714	$—	$—
Plus: dividends or other earnings paid during year prior to vesting date of award	$—	$607	$1,028	$385
Compensation Actually Paid	$760,757	$853,513	$624,482	$430,769

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following tabular list presents the financial performance measures are those that the Corporation considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 to Corporation performance. These measures listed are not ranked. As discussed in the Compensation Discussion and Analysis, the Compensation Committee does consider the occurrence of unusual, extraordinary, or strategic events in determining Compensation Actually Paid, and therefore these measures may be adjusted for these purposes.
•
Net Income

•
Return on Average Equity

•
Non-Performing Assets
•
Loan Growth

Total Shareholder Return Amount	$ 181.84	197.72	170.08	129.7
Peer Group Total Shareholder Return Amount	143.89	126.69	127.19	136.65
Net Income (Loss)	$ 31,846	$ 31,688	$ 35,752	$ 27,834
Company Selected Measure Amount	10.94	12.23	14.35	10.52
PEO Name	James P. Helt
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Equity
Non-GAAP Measure Description
Column (i).   The Corporation has identified Return on Average Equity as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Corporation’s performance. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 3
Pay vs Performance Disclosure
Name	Non-Performing Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Loan Growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,995)	$ (51,547)		$ (18,448)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,250	20,906	28,745	29,565
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,300)	(288,750)	(95,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,026	314,688	77,454	19,366
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,924)	4,959		3,795
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,100	96,250	31,833
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,959
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,108	2,061	625
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,723)	(60,539)		(21,936)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,835	24,521	33,644	18,765
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,330)	(118,000)	(47,625)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,915	134,660	38,626	11,908
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,991)	2,714		2,334
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,777	39,333	15,875
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,714
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 607	$ 1,028	$ 385